CONDENSED FINANCIAL STATEMENTS OF KENTUCKY FIRST FEDERAL BANCORP (Details Textual) - shares	Jun. 30, 2016	Jun. 30, 2015
Treasury Stock, Shares	112,563	112,563
Parent Company [Member]
Treasury Stock, Shares	112,563	112,563